Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 19,000	$ 7,000	$ 51,000	$ 27,000